EQUITY - Outstanding Common Equity (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 4,760	$ 3,700	$ 4,071
Ending balance	4,582	4,760	3,700
Capital
Reconciliation of number of shares outstanding [abstract]
Beginning balance	737	737	737
Ending balance	$ 737	$ 737	$ 737
Capital | Class C Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	25,934,120
Ending balance (in shares)	25,934,120	25,934,120
Beginning balance	$ 737
Ending balance	$ 737	$ 737